Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	25.72%	14.28%	12.41%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.00%	11.50%	9.59%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	10.61%	9.17%